CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 25,877	$ 36,338
Trade receivables (net of allowance for doubtful accounts of $ 12,162 and $7,883 at December 31, 2016 and 2017, respectively)	113,719	107,395
Other accounts receivable and prepaid expenses	17,052	17,076
Inventories	54,164	45,647
Total current assets	210,812	206,456
NON-CURRENT ASSETS:
Long-term bank deposits	996
Deferred tax assets	988	1,344
Severance pay and pension fund	5,459	4,575
Other accounts receivable	3,269	2,746
PROPERTY AND EQUIPMENT, NET	29,870	27,560
INTANGIBLE ASSETS, NET	2,199	1,544
Total long-term assets	42,781	37,769
Total assets	253,593	244,225
CURRENT LIABILITIES:
Short-term loans		17,000
Trade payables	75,476	68,408
Deferred revenues	5,193	2,673
Other accounts payable and accrued expenses	24,781	22,425
Total current liabilities	105,450	110,506
LONG-TERM LIABILITIES:
Deferred tax liability	141
Accrued severance pay and pensions	10,085	9,198
Other long-term liabilities	4,019	8,357
Total long-term liabilities	14,245	17,555
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2016 and 2017; Issued: 81,250,452 and 81,526,715 shares at December 31, 2016 and 2017, respectively; Outstanding: 77,768,929 and 78,045,192 shares at December 31, 2016 and 2017, respectively	214	214
Additional paid-in capital	410,817	409,320
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2016 and 2017	(20,091)	(20,091)
Accumulated other comprehensive loss	(7,171)	(7,848)
Accumulated deficit	(249,871)	(265,431)
Total shareholders' equity	133,898	116,164
Total liabilities and shareholders' equity	$ 253,593	$ 244,225